Fair values - Fair value hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 1,102	$ 1,953
Derivative assets-non-current in "Other non-current assets"	101	126
Liabilities
Derivative liabilities-current in "Other current liabilities"	223	304
Derivative liabilities-non-current in "Other non-current liabilities"	75	101
Recurring
Assets.
Receivable under securities lending arrangement	79
Derivative assets-current in "Other current assets"	244	278
Derivative assets-non-current in "Other non-current assets"	101	126
Total financial assets, fair value	931	1,262
Liabilities
Derivative liabilities-current in "Other current liabilities"	223	304
Derivative liabilities-non-current in "Other non-current liabilities"	75	101
Total financial liabilities, fair value	298	405
Non-recurring
Assets.
Total financial assets, fair value	0	0
Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	165	541
Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	125	220
Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2	2
Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	215	95
Level 1 | Recurring
Assets.
Receivable under securities lending arrangement	79
Total financial assets, fair value	204	220
Level 1 | Debt securities - U.S. government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	125	220
Level 2 | Recurring
Assets.
Derivative assets-current in "Other current assets"	244	278
Derivative assets-non-current in "Other non-current assets"	101	126
Total financial assets, fair value	727	1,042
Liabilities
Derivative liabilities-current in "Other current liabilities"	223	304
Derivative liabilities-non-current in "Other non-current liabilities"	75	101
Total financial liabilities, fair value	298	405
Level 2 | Equity securities | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	165	541
Level 2 | Debt securities - Other government obligations | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	2	2
Level 2 | Debt securities - Corporate | Available-for-sale securities | Recurring
Assets.
Available-for-sale securities in "Marketable securities and short-term investments"	$ 215	$ 95